CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net Loss	$ (5,042,183)	$ (2,806,184)	$ (4,177,050)	$ (506,113)
Adjustments:
Depreciation and Amortization	325,167	336,885	457,824	328,257
Stock Option Compensation	562,981	661,750	1,363,918	83,505
Stock Issued for Services	100,000	40,800	40,800	50,000
Deferred Income Taxes	(1,992,142)	(1,660,466)	(2,471,630)	(332,404)	[1]
Bad Debts Expense
Amortization of Note Discount	2,133,847
Derivative Liability	(10,777)
Changes:
Inventory	(358,381)	36,582	(130,471)	(12,464)
Accounts Receivable	345,440	(423,578)	(444,035)	(110,443)
Loans Receivable - Employees	4,265	5,832	6,378	93,699
Prepaid Expenses	(58,630)	(60,657)	(661,703)	(87,188)
Prepaid Taxes	(102,000)	(400,000)
Deferred Tax Asset	(115,233)	24,927	(53,293)	(285,105)
Other Assets	(20,000)
Accounts Payable and Accrued Expenses	1,514,400	2,143,300	3,430,379	1,148,750
Taxes Payable	0	0		(76,199)
Deferred Tax Liability	115,233	104,280	53,293	285,105
Net Cash Flows from Operating Activities	(2,598,013)	(1,996,529)	(2,585,590)	579,400
Cash Flows from Investing Activities:
Net Sales or (Purchases) of Investments	0	241,207	244,416	302,053
Acquisition of Intangible Assets	(145,779)	(488,147)	(430,039)	(510,188)
Purchases of Property and Equipment	(111,862)	(83,819)	(82,285)	(196,567)
Net Cash Flows from Investing Activities	(257,641)	(330,759)	(267,908)	(404,702)
Cash Flows from Financing Activities:
Proceeds from Issuance of Common Stock
Notes Payable-Related Parties	2,980,000	932,000	1,602,000	300,000
Due to Related Parties	(267,500)	602,948	602,948
Net Cash Flows from Financing Activities	2,712,500	1,534,948	2,204,948	300,000
Net Change in Cash and Cash Equivalents	(143,154)	(792,340)	(648,550)	474,698
Cash and Cash Equivalents - Beginning of Year	147,364	795,914	795,914	321,216
Cash and Cash Equivalents - End of Period	4,210	3,574	147,364	795,914
Supplemental Disclosure of Cash Flow Information
Interest Paid
Interest Expense			10,400
Income Taxes Paid	$ 102,000	$ 400,000		$ 150,000

[1]	Restatement of Income Taxes to reflect the affect of the change in revenues